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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  028-06728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

         /s/ John M. Stein       Cincinnati, Ohio  July 20, 2001
         ----------------------  ----------------  -------------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               -0-
                                          ----------
Form 13F Information Table Entry Total:           65
                                          ----------
Form 13F Information Table Value Total:     $120,628
                                          ----------
                                          (thousands)

List of Other Included Managers:  None







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
                              COLUMN 2                                                        COLUMN 6
COLUMN 1                      --------    COLUMN 3    COLUMN 4             COLUMN 5           --------  COLUMN 7       COLUMN 8
--------                      Title of    --------    --------     ------------------------- Investment --------   ----------------
Name of Issuer                  Class      CUSIP     FMV (000's)   Shares   SH\PRN  PUT\CALL     Dis    Oth Mgrs   Sole Shared None
--------------                --------    --------   -----------   ------   ------  -------- ---------- --------   ---- ------ ----
Aetna Inc.                     Common     00817Y108   $  1,552     60,000 SH                    Sole              60,000  --    --
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Allegiant Bancorp              Common      17476102   $    478     38,000 SH                    Sole              38,000  --    --
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Alliance Data System Corp      Common      18581108   $    450     30,000 SH                    Sole              30,000  --    --
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Capital One Financial          Common     14040H105   $  2,100     35,000 SH                    Sole              35,000  --    --
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Century Bancorp                Common     156432106   $    820     40,600 SH                    Sole              40,600  --    --
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Citigroup                      Common     172967101   $  1,057     20,000 SH                    Sole              20,000  --    --
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Comerica                       Common     200340107   $  1,728     30,000 SH                    Sole              30,000  --    --
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Commonwealth Bancorp           Common     20268X102   $    219     12,271 SH                    Sole              12,271  --    --
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Dime Bancorp (Warrants)        Warrants   25429Q110   $     59    210,000 SH                    Sole             210,000  --    --
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Equifax Inc.                   Common     294429105   $  1,100     30,000 SH                    Sole              30,000  --    --
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Fifth Third Bancorp            Common     316773100   $  1,201     20,000 SH                    Sole              20,000  --    --
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Financial Industries Corp      Common     317574101   $    990     78,865 SH                    Sole              78,865  --    --
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First Citizens Bancshares Inc  Common     31946M103   $    548      5,050 SH                    Sole               5,050  --    --
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First Data                     Common     319963104   $  1,285     20,000 SH                    Sole              20,000  --    --
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First Republic Bank            Common     336158100   $  1,474     60,150 SH                    Sole              60,150  --    --
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Golden State Bancorp
  (Warrants)                   Warrants   381197136   $     53     40,000 SH                    Sole              40,000  --    --
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Hawthorne Financial Corp.      Common     420542102   $  3,498    192,754 SH                    Sole             192,754  --    --
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Investment Technology Group    Common     46145F105   $    754     15,000 SH                    Sole              15,000  --    --
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Local Financial Corp           Common     539553107   $ 23,766  1,842,300 SH                    Sole           1,842,300  --    --
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Massbank Corp                  Common     576152402   $    770     20,000 SH                    Sole              20,000  --    --
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Matrix Bancorp Inc.            Common     576819106   $  4,300    412,241 SH                    Sole             412,241  --    --
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Mellon Financial               Common     58551A108   $    920     20,000 SH                    Sole              20,000  --    --
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Metrocorp Bancshares Inc.      Common     591650106   $  3,167    307,500 SH                    Sole             307,500  --    --
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Northern Trust                 Common      66589104   $  1,563     25,000 SH                    Sole              25,000  --    --
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Peoples Bancorp                Common     709789101   $    192     10,000 SH                    Sole              10,000  --    --
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Phoenix Companies              Common     71902E109   $  1,163     62,500 SH                    Sole              62,500  --    --
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Silicon Valley Bancshares      Common     827064106   $  3,082    140,100 SH                    Sole             140,100  --    --
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Southwest Bancorp of Texas     Common     84476R109   $  1,118     37,000 SH                    Sole              37,000  --    --
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Sterling Financial  Corp-Wash  Common     859319105   $  4,649    309,923 SH                    Sole             309,923  --    --
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Sungard Data Systems           Common     867363103   $  1,200     40,000 SH                    Sole              40,000  --    --
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Tucker Anthony Sutro           Common     898647102   $    660     30,000 SH                    Sole              30,000  --    --
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Wells Fargo                    Common     949746101   $  1,161     25,000 SH                    Sole              25,000  --    --
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Abbott Labs                    Common     002814100   $  1,075     22,400 SH                    Sole              22,400  --    --
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Abercrombie & Fitch Co Cl A    Common     002896207   $    125      2,802 SH                    Sole               2,802  --    --
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Argonaut Group Incorporated    Common     040157109   $    207     10,300 SH                    Sole              10,300  --    --
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Bank One Corporation           Common     06423A103   $  1,460     40,793 SH                    Sole              40,793  --    --
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Bristol-Meyers Squibb Corp     Common     110122108   $    502      9,600 SH                    Sole               9,600  --    --
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Broadwing                      Common     111620100   $    406     16,600 SH                    Sole              16,600  --    --
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Charter One Financial Inc.     Common     160903100   $  1,736     54,425 SH                    Sole              54,425  --    --
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Cinergy Corporation            Common     172474108   $    503     14,400 SH                    Sole              14,400  --    --
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Citigroup                      Common     172967101   $    244      4,613 SH                    Sole               4,613  --    --
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Convergys Corp.                Common     212485106   $    502     16,600 SH                    Sole              16,600  --    --
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Eli Lilly & Company            Common     532457108   $  3,158     42,680 SH                    Sole              42,680  --    --
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Fifth Third Bancorp            Common     3316773100  $  2,310     38,475 SH                    Sole              38,475  --    --
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

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
                              COLUMN 2                                                        COLUMN 6
COLUMN 1                      --------    COLUMN 3    COLUMN 4             COLUMN 5           --------  COLUMN 7       COLUMN 8
--------                      Title of    --------    --------     ------------------------- Investment --------   ----------------
Name of Issuer                  Class      CUSIP     FMV (000's)   Shares   SH\PRN  PUT\CALL     Dis    Oth Mgrs   Sole Shared None
--------------                --------    --------   -----------   ------   ------  -------- ---------- --------   ---- ------ ----
First Indiana Company          Common     32054R108   $  1,565     60,108 SH                    Sole              60,108  --    --
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Ford Motor Company             Common     345370100   $    515     20,978 SH                    Sole              20,978  --    --
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General Mills Incorporated     Common     370334104   $  1,313     30,000 SH                    Sole              30,000  --    --
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Huntington Bancshares, Inc.    Common     446150104   $  1,701    104,023 SH                    Sole             104,023  --    --
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Herman Miller Inc.             Common     600544100   $    456     18,829 SH                    Sole              18,829  --    --
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Keycorp                        Common     493267108   $    677     26,000 SH                    Sole              26,000  --    --
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Office Depot Incorporated      Common     676220106   $    389     37,500 SH                    Sole              37,500  --    --
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PNC Bank Corporation           Common     693475105   $  1,579     24,000 SH                    Sole              24,000  --    --
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Sears, Roebuck & Company       Common     812387108   $    520     12,300 SH                    Sole              12,300  --    --
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Too, Inc.                      Common     890333107   $    401     14,642 SH                    Sole              14,642  --    --
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The Limited  Incorporated      Common     532716107   $  3,387    205,000 SH                    Sole             205,000  --    --
-----------------------------------------------------------------------------------------------------------------------------------
US Bancorp                     Common     902973304   $  1,709     75,000 SH                    Sole              75,000  --    --
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Unitrin Incorporated           Common     913275103   $  1,049     27,316 SH                    Sole              27,316  --    --
-----------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.                    Common     92276F100   $    613     56,000 SH                    Sole              56,000  --    --
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Visteon Corp                   Common     92839U107   $     29      1,571 SH                    Sole               1,571  --    --
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X-Rite Inc.                    Common     983857103   $  1,061    120,000 SH                    Sole             120,000  --    --
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Bay View Capital Corporation   Common     07262L101   $  6,321    845,057 SH                    Sole             845,057  --    --
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First State Bancorporation     Common     336453105   $  4,559    235,000 SH                    Sole             235,000  --    --
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Online Resources & Com. Corp.  Common     68273G101   $    481    200,300 SH                    Sole             200,300  --    --
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Providian Financial (Notes)    Notes      74406AAB8   $  4,840 11,000,000 PRN                   Sole          11,000,000  --    --
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Superior Financial Corp        Common     868161100   $  8,158    547,500 SH                    Sole             547,500  --    --
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